TRANSACTIONS WITH RELATED PARTIES	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
TRANSACTIONS WITH RELATED PARTIES	TRANSACTIONS WITH RELATED PARTIES
(a)Details of transactions with related parties as follows:

Tax No.	Related party	Nature of relationship with related parties	Country of origin	Nature of related parties transactions	Currency	For the year ended December 31,
						2024	2023	2022
						ThUS$	ThUS$	ThUS$
96.810.370-9	Inversiones Costa Verde S.A.	Related director	Chile	Tickets sales	CLP	142	124	87
78.180.506-1	Inversiones Costa Verde Ltda. y CPA.	Related director	Chile	Dividends	CLP	(2)	—	—
76.183.853-9	Costa Verde Inversiones Financieras S.A.	Related director	Chile	Tickets sales	CLP	16	—	—
				Dividends	CLP	(1,904)	—	—
81.062.300-4	Costa Verde Aeronautica S.A.	Common shareholder	Chile	Dividends	CLP	(6,870)	—	—
				Loans received (*)	US$	—	—	(231,714)
				Interest received (*)	US$	—	—	(21,329)
				Capital contribution	US$	—	—	170,962
87.752.000-5	Granja Marina Tornagaleones S.A.	Common shareholder	Chile	Services provided	CLP	—	—	36
96.989.370-3	Rio Dulce S.A. (**)	Related director	Chile	Tickets sales	CLP	—	—	2
Foreign	Inversora Aeronáutica Argentina S.A.	Related director	Argentina	Real estate leases received	ARS	(5)	(59)	(63)
				Expense recovery	ARS	—	3	—
Foreign	TAM Aviação Executiva e Taxi Aéreo S.A.	Common shareholder	Brazil	Services provided of passenger transport	BRL	—	—	4
Foreign	Qatar Airways	Indirect shareholder	Qatar	Interlineal received service	US$	(22,863)	(22,107)	(23,110)
				Services provided by aircraft lease	US$	—	—	—
				Interlineal provided service	US$	32,092	31,020	37,855
				Services received of handling	US$	(88)	(252)	—
				Services provided of handling	US$	1,058	—	692
				Services received miles	US$	(10,103)	(4,657)	(4,974)

Tax No.	Related party	Nature of relationship with related parties	Country of origin	Nature of related parties transactions	Currency	For the year ended December 31,
						2024	2023	2022
				Services provided miles	US$	2,783	1,683	894
				Dividends	US$	(17,512)	—	—
				Services provided / received others	US$	776	1,424	(1,238)
Foreign	Delta Air Lines, Inc.	Shareholder	U.S.A	Interlineal received service	US$	(319,499)	(144,239)	(111,706)
				Interlineal provided service	US$	213,153	127,145	102,580
				Loans received (*)	US$	—	—	(233,026)
				Interest received (*)	US$	—	—	(10,374)
				Capital contribution	US$	—	—	163,979
				Services received of handling	US$	(7,058)	(3,657)	(4,340)
				Services received miles	US$	(15,795)	(11,069)	(3,992)
				Services provided miles	US$	8,335	7,328	2,410
				Engine sale	US$	—	—	19,405
				Services provided maintenance	US$	995	—	—
				Dividends	US$	(17,535)	—	—
				Joint venture	US$	(10,000)	(10,000)	—
				Real estates leases provided	US$	155	86	—
				Services provided VIP lounge	US$	1,756	640	—
				Services provided / received others	US$	(22)	344	(311)
Foreign	QA Investments Ltd	Common shareholder	U.K.	Loans received (*)	US$	—	—	(240,440)
				Interest received (*)	US$	—	—	(26,153)
				Capital contribution	US$	—	—	163,979
Foreign	QA Investments 2 Ltd	Common shareholder	U.K.	Loans received (*)	US$	—	—	(7,414)
				Interest received (*)	US$	—	—	(15,780)
Foreign	Lozuy S.A.	Common shareholder	Uruguay	Loans received (*)	US$	—	—	(57,928)
				Interest received (*)	US$	—	—	(5,332)
The balances corresponding to Accounts receivable and accounts payable to related entities are disclosed in Note 9.

Transactions between related parties have been carried out under market conditions and duly informed.

(b)Compensation of key management

The Company has defined for these purposes that key management personnel are the executives who define the Company’s policies and macro guidelines and who directly affect the results of the business, considering the levels of Vice-Presidents, Chief Executives and Senior Directors.

	For the year ended December 31,
	2024	2023	2022
	ThUS$	ThUS$	ThUS$
Remuneration	12,354	12,815	10,651
Board compensation	1,786	1,429	1,109
Non-monetary benefits	423	606	565
Short-term benefits	17,483	13,604	11,814
Termination benefits (*)	1,341	59	1,157
Total	33,387	28,513	25,296
In accordance with current legislation, the Ordinary Shareholders’ Meeting held on April 20, 2023, determined the amount of the annual remuneration for the Board for the period from that date until the next Ordinary Shareholders’ Meeting scheduled to take place within the first quarter of 2024. In this context, in addition to the base remuneration, an additional remuneration was approved for each Board member, with an incremental amount based on the following criteria:

(a)During the first year following their appointment, until November 15, 2023, provided that the Director serves continuously in their position, each Director will be entitled to receive an additional amount to the base remuneration, equivalent to 9,226,234 units of remuneration or “URAs.”
(b)For the second year following their appointment, covering the period from the end of the first anniversary since their designation until November 15, 2024, under the same condition mentioned previously and approved by the Ordinary Shareholders’ Meeting in the first quarter of 2024, each Director will be entitled to receive another additional amount equivalent to 9,226,234 URAs.

(c)Likewise, each Director who becomes part of the Board Committee will also receive, as additional compensation, a variable amount equivalent to an additional one-third (1/3) calculated on the incremental remuneration that the respective Committee member is entitled to as a Director, in accordance with the resolution of the Ordinary Shareholders’ Meeting.

For payment purposes, the value of each URA will be considered as referentially equivalent to the price of a company’s share. Consequently, URAs will be paid at the weighted average price of stock market transactions of the company’s shares during the 10 business days preceding the effective date (“Weighted Average Price”). For the calculation of the Weighted Average Price, transactions on national stock exchanges, as well as those on foreign exchanges recognized at the national level where LATAM’s American Depositary Shares may eventually be listed again, will be taken into account.

The amounts paid for this concept, in accordance with the above, are:

	Paid during the year
	2024	2023	2022
	ThUS$	ThUS$	ThUS$

URAs Directors	763	481	—
URAs Board Committee	85	53	—
Total	848	534	—